Loss per share - Schedule of Basic and Diluted Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Earnings loss for the year	$ (231,864)	$ (551,731)	$ (513,580)
Number of shares weighted average number of ordinary shares outstanding basic (in shares)	267,924,570	227,256,469	197,721,710
Number of shares weighted average number of ordinary shares outstanding diluted (in shares)	267,924,570	227,256,469	197,721,710
Basic loss per share (in dollars per share)	$ (0.87)	$ (2.43)	$ (2.60)
Diluted loss per share (in dollars per share)	$ (0.87)	$ (2.43)	$ (2.60)